Investments (Details) - Schedule of changes in investments - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Investments (Details) - Schedule of changes in investments [Line Items]
Opening balance	R$ 5,609	R$ 5,742
Capital increase	1,994
Share of profit of a joint venture	(31)	11
Effect from conversion	70	(144)
Ending balance	7,642	5,609
Cresca [Member]
Investments (Details) - Schedule of changes in investments [Line Items]
Opening balance	1,482	1,615
Capital increase
Share of profit of a joint venture	(31)	11
Effect from conversion	70	(144)
Ending balance	1,521	1,482
Agrofy [Member]
Investments (Details) - Schedule of changes in investments [Line Items]
Opening balance	4,127	4,127
Capital increase	1,994
Share of profit of a joint venture
Effect from conversion
Ending balance	R$ 6,121	R$ 4,127